Inventories (Tables)	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventories, net of obsolete, unmarketable and slow moving reserves are as follows:

	June 30, 2019	December 31, 2018
	(In thousands)
Raw materials, consumables and supplies, net	$81,027	$73,460
Work in process	162	1,246
Finished goods, net	93,249	108,923
Total	$174,438	$183,629